Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000169568
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Class N
Trading Symbol	MOWNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) returned +32.42% (net of fees) for the Class N Share Class during the twelve months ended November 30, 2025. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +26.04% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +18.21% (net). In relative terms, international equities outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the above market environment was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though it was not a factor as compared to the MSCI ACWI ex USA, which excludes the U.S. During this period, the Fund significantly outperformed both the MSCI ACWI and the MSCI ACWI ex USA. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the twelve months ended November 30, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of both the MSCI ACWI and the MSCI ACWI ex USA was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corp.; PGM producer Valterra Platinum Ltd; Hong Kong property broker Midland Holdings Ltd; Brazilian bank Banco Bradesco S.A.; and Canadian copper producer Capstone Copper Corp. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: Brazilian beauty products retailer Natura Cosmeticos S.A.; Bermuda reinsurer Conduit Holdings Ltd; U.S. financial services provider The Westaim Corp.; Canadian miner Teck Resources Ltd.; and Canadian uranium producer Cameco Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Class N	MSCI ACWI ex USA Index	MSCI ACWI Index Net
May-2016	$10,000	$10,000	$10,000
Nov-2016	$10,600	$10,136	$10,367
Nov-2017	$12,913	$12,933	$12,921
Nov-2018	$11,132	$11,883	$12,795
Nov-2019	$11,521	$13,214	$14,545
Nov-2020	$10,206	$14,472	$16,727
Nov-2021	$12,032	$15,795	$19,951
Nov-2022	$13,631	$13,920	$17,633
Nov-2023	$15,879	$15,209	$19,751
Nov-2024	$20,113	$17,191	$24,909
Nov-2025	$26,633	$21,667	$29,444

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Class N	32.42%	21.15%	10.86%
MSCI ACWI ex USA Index	26.04%	8.41%	8.48%
MSCI ACWI Index Net	18.21%	11.97%	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,441,306
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,613,687
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,441,306 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$1,613,687 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.5%
Consumer Staples	2.5%
Consumer Discretionary	4.7%
Industrials	5.1%
Energy	11.8%
Real Estate	14.6%
Materials	18.8%
Financials	37.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.5%
Other Countries	9.7%
Chile	2.5%
Australia	2.8%
Italy	4.6%
Brazil	5.0%
South Africa	7.0%
India	7.5%
Hong Kong	8.3%
United Kingdom	9.4%
United States	14.7%
Canada	23.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	4.7%
Valterra Platinum Limited	4.6%
Midland Holdings Ltd.	3.8%
Valaris Ltd.	3.6%
Cromwell Property Group	2.8%
Exor N.V.	2.7%
Travis Perkins plc	2.7%
International Petroleum Corporation	2.6%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Jefferies Financial Group, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.
C000169569
Shareholder Report [Line Items]
Fund Name	Moerus Worldwide Value Fund
Class Name	Institutional Class
Trading Symbol	MOWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Moerus Worldwide Value Fund for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.moeruscap.com/regulatory-resources/. You can also request this information by contacting us at 1-844-663-7871.
Additional Information Phone Number	1-844-663-7871
Additional Information Website	https://www.moeruscap.com/regulatory-resources/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Moerus Worldwide Value Fund (“the Fund”) returned +32.74% (net of fees) for the Institutional Class during the twelve months ended November 30, 2025. By comparison, the MSCI All Country World ex USA Index (“MSCI ACWI ex USA”) returned +26.04% (net), while the MSCI All Country World Index (“MSCI ACWI”) returned +18.21% (net). In relative terms, international equities outperformed U.S. equities (as evidenced by the MSCI ACWI ex USA’s outperformance of the MSCI ACWI) as U.S. stocks lagged amid investor concerns regarding ongoing tariff negotiations and their potential implications. With respect to the Fund’s strategy, the above market environment was generally supportive of the Fund’s relative performance as compared to the heavily U.S.-weighted MSCI ACWI, though it was not a factor as compared to the MSCI ACWI ex USA, which excludes the U.S. During this period, the Fund significantly outperformed both the MSCI ACWI and the MSCI ACWI ex USA. The Fund’s value-conscious, opportunistic, and flexible approach typically results in a portfolio of bottom-up investments that tends to have high active share and low overlap with broader market indices. During the twelve months ended November 30, 2025, the Fund’s strong absolute performance and meaningful relative outperformance of both the MSCI ACWI and the MSCI ACWI ex USA was driven by significant individual contributors to performance that included (in order of magnitude): Canadian holding company Dundee Corp.; PGM producer Valterra Platinum Ltd; Hong Kong property broker Midland Holdings Ltd; Brazilian bank Banco Bradesco S.A.; and Canadian copper producer Capstone Copper Corp. On the negative side, the most significant detractors from the Fund’s absolute performance during the period included: Brazilian beauty products retailer Natura Cosmeticos S.A.; Bermuda reinsurer Conduit Holdings Ltd; U.S. financial services provider The Westaim Corp.; Canadian miner Teck Resources Ltd.; and Canadian uranium producer Cameco Corp.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Moerus Worldwide Value Fund - Institutional Class	MSCI ACWI ex USA Index	MSCI ACWI Index Net
May-2016	$100,000	$100,000	$100,000
Nov-2016	$106,100	$101,365	$103,669
Nov-2017	$129,617	$129,331	$129,211
Nov-2018	$112,054	$118,834	$127,947
Nov-2019	$116,173	$132,138	$145,445
Nov-2020	$103,200	$144,721	$167,275
Nov-2021	$121,971	$157,948	$199,509
Nov-2022	$138,561	$139,197	$176,325
Nov-2023	$161,821	$152,088	$197,509
Nov-2024	$205,362	$171,912	$249,093
Nov-2025	$272,594	$216,671	$294,443

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 31, 2016)
Moerus Worldwide Value Fund - Institutional Class	32.74%	21.44%	11.13%
MSCI ACWI ex USA Index	26.04%	8.41%	8.48%
MSCI ACWI Index Net	18.21%	11.97%	12.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 31, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 230,441,306
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,613,687
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$230,441,306 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$1,613,687 Portfolio Turnover46%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.5%
Consumer Staples	2.5%
Consumer Discretionary	4.7%
Industrials	5.1%
Energy	11.8%
Real Estate	14.6%
Materials	18.8%
Financials	37.0%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.5%
Money Market Funds	5.5%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.5%
Other Countries	9.7%
Chile	2.5%
Australia	2.8%
Italy	4.6%
Brazil	5.0%
South Africa	7.0%
India	7.5%
Hong Kong	8.3%
United Kingdom	9.4%
United States	14.7%
Canada	23.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Dundee Corporation - Class A	4.7%
Valterra Platinum Limited	4.6%
Midland Holdings Ltd.	3.8%
Valaris Ltd.	3.6%
Cromwell Property Group	2.8%
Exor N.V.	2.7%
Travis Perkins plc	2.7%
International Petroleum Corporation	2.6%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Jefferies Financial Group, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended November 30, 2025.